Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 30, 2020	Aug. 25, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 297,376		$ 925,923
Prepaid expenses	251,628		463,999
Total current assets	549,004		1,389,922
Total assets	500,770,589		501,488,504
Current liabilities
Accounts payable	77,617		10,991
Other current liabilities	4,404
Total current liabilities	7,857,245		128,958
Total liabilities	46,083,912		47,635,628	$ 37,573,340
Commitments and contingencies (Note 8)
Redeemable convertible preferred stock
Stockholders' deficit
Additional paid-in capital	23,750		15,848,758	5,786,600
Accumulated deficit	(45,481,339)		(10,850,513)	$ (788,441)
Total stockholders' deficit	(45,456,339)	$ (48,723,289)	5,000,006		$ 0
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	500,770,589		501,488,504
Archer Aviation Inc
Current assets
Cash and cash equivalents	5,937,000		36,564,000					$ 10,149,000
Prepaid expenses	542,000		762,000					6,000
Other current assets	199,000		43,000					7,000
Total current assets	6,678,000		37,369,000					10,162,000
Property and equipment, net	3,572,000		1,613,000					4,000
Intangible assets, net	481,000		497,000					0
Right-of-use asset	2,687,000		2,300,000					0
Total assets	13,653,000		41,779,000					10,166,000
Current liabilities
Accounts payable	21,710,000		2,103,000					110,000
Lease liability	1,329,000		816,000					0
Notes payable			645,000					0
Other current liabilities	667,000		279,000					43,000
Total current liabilities	23,706,000		3,843,000					153,000
Notes payable, net of current portion			260,000					0
Lease liability, net of current portion	1,385,000		1,485,000					0
Convertible promissory notes due to related parties			0					4,995,000
Other long-term liabilities	215,000		268,000					47,000
Total liabilities	25,306,000		5,856,000					5,195,000
Commitments and contingencies (Note 8)
Stockholders' deficit
Common stock, $0.0001 par value; 143,677,090 shares authorized; 51,321,752 shares issued and outstanding as of December 31, 2020 and 77,285,983 shares authorized; 50,000,000 shares issued and outstanding as of December 31, 2019	5,000		5,000					5,000
Additional paid-in capital	80,408,000		186,000					0
Accumulated deficit	(153,598,000)		(25,800,000)					(977,000)
Total stockholders' deficit	(73,185,000)	(41,255,000)	(25,609,000)			$ (9,850,000)	$ (4,956,000)	(972,000)	$ (28,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	13,653,000		41,779,000					10,166,000
Archer Aviation Inc | Series Seed redeemable convertible preferred stock
Current liabilities
Redeemable convertible preferred stock	5,943,000		5,943,000					5,943,000
Stockholders' deficit
Total stockholders' deficit	5,943,000	5,943,000	5,943,000			5,943,000	5,943,000	5,943,000	0
Archer Aviation Inc | Series A redeemable convertible preferred stock
Current liabilities
Redeemable convertible preferred stock	55,589,000		55,589,000					0
Stockholders' deficit
Total stockholders' deficit	$ 55,589,000	$ 55,589,000	$ 55,589,000			$ 0	$ 0	$ 0	$ 0